EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Basic:
Net income (loss) attributable to CNH Industrial	$ (942)	$ 637	$ (657)	$ 1,308
Weighted average common shares outstanding—basic (in shares)	1,351,000,000	1,351,000,000	1,351,000,000	1,353,000,000
Basic earnings (loss) per share (in usd per share)	$ (0.70)	$ 0.47	$ (0.49)	$ 0.97
Diluted:
Net income (loss) attributable to CNH Industrial	$ (942)	$ 637	$ (657)	$ 1,308
Weighted average common shares outstanding—basic (in shares)	1,351,000,000	1,351,000,000	1,351,000,000	1,353,000,000
Effect of dilutive securities (when dilutive):
Stock compensation plans (in shares)	0	1,000,000	0	2,000,000
Weighted average common shares outstanding—diluted (in shares)	1,351,000,000	1,352,000,000	1,351,000,000	1,355,000,000
Diluted earnings (loss) per share (in usd per share)	$ (0.70)	$ 0.47	$ (0.49)	$ 0.97
Antidilutive securities excluded from EPS computation (in shares)		0		0